Bank Borrowings (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-term bank borrowings:
Short-term bank borrowings	¥ 442,982,022		¥ 386,819,972	¥ 188,959,323
Long-term borrowings due within one year	8,925,182		20,987,521	3,096,000
Total current bank borrowings	451,907,204		407,807,493	192,055,323
Total Long-term bank borrowings	16,694,698		29,787,537	14,999,452
Long-term borrowings due after one year	7,769,516		8,800,016	11,903,452
Unused credit limits under credit facility agreements	423,304,474		549,411,900
Aggregate maturities
Twelve months ending March 31, 2024	8,925,182		20,987,521
2025	5,179,434		7,410,534
2026	2,590,082		1,389,482
Total	¥ 16,694,698		¥ 29,787,537	¥ 14,999,452
Short-term bank borrowings | Minimum
Short-term bank borrowings:
Interest rate (in percent)	3.50%	3.50%	3.50%	3.90%
Short-term bank borrowings | Maximum
Short-term bank borrowings:
Interest rate (in percent)	4.40%	4.40%	4.50%	4.50%
Long-term bank borrowings
Short-term bank borrowings:
Interest rate (in percent)				4.20%
Long-term bank borrowings | Minimum
Short-term bank borrowings:
Interest rate (in percent)	4.20%	4.20%	4.20%
Long-term bank borrowings | Maximum
Short-term bank borrowings:
Interest rate (in percent)	4.60%	4.60%	4.60%
Credit facility agreements
Short-term bank borrowings:
Amount of borrowings draw down for daily operation purposes	¥ 744,264,194	$ 10,000,000	¥ 896,604,194	¥ 10,000,000
Amount of borrowings draw down for payments associated with design, build out and furnishing of new stores	¥ 68,717,000			¥ 69,415,215